CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 173,316	$ 243,887	$ 45,565
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	94,217	82,627	80,821
Loss on disposal of property, plant and equipment	1,801	1,478	3,613
Impairment loss of property, plant and equipment	6,992	1,573	3,665
Impairment loss of project assets	0	2,311	1,558
(Gain) loss on change in fair value of derivatives	12,196	(19,656)	(10,764)
Equity in loss (earnings) of unconsolidated investees	643	(487)	3,064
Allowance for doubtful accounts	3,673	(8,528)	(975)
Write-down of inventories	23,013	16,951	715
Share-based compensation	5,966	5,088	6,175
Elimination of profit on sales to unconsolidated investees	15,637
Changes in operating assets and liabilities:
Accounts receivable trade	(63,352)	(73,777)	(11,814)
Accounts receivable, unbilled	15,642	(17,308)	(9,167)
Amounts due from related parties	(99,893)	480	5,288
Inventories	50,821	(252,716)	34,667
Value added tax recoverable	(22,725)	(4,150)	(1,405)
Advances to suppliers	7,967	(3,622)	(5,747)
Project assets	70,943	89,536	(152,871)
Prepaid expenses and other current assets	36,745	(38,523)	(2,333)
Other non-current assets	(22,355)	(8,446)	(4,420)
Accounts payable	(23,975)	135,812	44,231
Short-term notes payable	116,453	30,593	117,707
Amounts due to related parties	47,522	(2,166)	14,492
Other payables	12,484	14,498	(2,603)
Advances from customers	(30,123)	40,311	51,357
Other liabilities	56,542	(16,282)	14,748
Accrued warranty costs	12,004	15,516	(19,199)
Prepaid land use rights		5,319	397
Liability for uncertain tax positions	(1,111)	(1,613)	2,495
Deferred taxes	(112,263)	9,208	15,142
Settlement of derivatives	24,878	17,192	5,147
Net cash provided by operating activities	413,658	265,106	229,549
Investing activities:
Increase in restricted cash	(100,935)	(27,585)	(10,099)
Investment in affiliates	(84,389)	(72)	(4,278)
Return of investment from unconsolidated investees	1,698	337
Purchase of property, plant and equipment	(90,905)	(49,660)	(23,132)
Purchase of solar power systems	(551,863)	(15,480)
Loan to a third party		(24,382)
Repayment of loan received from a third party	24,467
Proceeds from disposal of investment on subsidiaries	3,615
Distribution to non-controlling shareholders due to disposal of a subsidiary	(4,225)
Acquisition of subsidiaries, net of cash received	(196,783)
Proceeds from disposal of property, plant and equipment	216	793
Net cash used in investing activities	(999,104)	(116,049)	(37,509)
Financing activities:
Proceeds from short-term borrowings	1,436,950	928,879	768,381
Repayment of short-term borrowings	(1,308,235)	(1,045,596)	(1,073,503)
Proceeds from long-term borrowings	487,228	56,989	149,832
Profit distribution to a non-controlling interest	(305)		(219)
Payment to non-controlling interests for sales of project companies		(5,483)	(8,071)
Gross proceeds from issuance of common shares		115,009	50,000
Issuance costs paid for common shares offering		(6,091)	(2,113)
Payment of financing costs	(39,297)
Purchase of shares from non-controlling shareholders	(927)
Proceeds from issuance of warrant	16,378
Proceeds from sale of non-controlling interest in a project asset	1,685
Proceeds from capital lease	25,246
Repayment of capital lease obligation	(1,107)
Proceeds from issuance of convertible notes		150,000
Issuance cost paid on convertible notes		(5,103)
Proceeds from exercise of stock options	1,867	3,343	10,793
Net cash provided by (used in) financing activities	619,483	191,947	(104,900)
Effect of exchange rate changes	(30,501)	(19,711)	(858)
Net increase in cash and cash equivalents	3,536	321,293	86,282
Cash and cash equivalents at the beginning of the year	549,543	228,250	141,968
Cash and cash equivalents at the end of the year	553,079	549,543	228,250
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	49,619	47,227	47,344
Income taxes paid	87,348	14,016	23,813
Supplemental schedule of non-cash activities:
Amounts due from disposal of subsidiaries or affiliates included in prepaid expenses and other current assets			137
Amounts due to non-controlling interests for sales of project companies included in payables		1,765	4,093
Property, plant and equipment costs included in other payables	34,161	23,541	14,057
Solar power systems costs included in accounts payables	115,887	$ 339
Module contribution in exchange for non-controlling interests in affiliates			$ 5,791
Reclassification of a partial interest from project assets to investment in connection with a sale of 51% equity in the project	$ 84,200